Long-term Debt - Convertible Debentures Narrative (Details) $ in Thousands, $ in Millions		12 Months Ended
	Apr. 05, 2024 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 18.0	$ 516,234	$ 519,462
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16.2	0	$ 0	$ 13,913
Conversion of convertible debenture (in shares)	3,410,526
Repayments of bonds and notes	$ 1.8	$ 1,325
Convertible Debentures | Expected volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.4228
Convertible Debentures | Risk-free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.0510
Convertible Debentures | Dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0
Convertible Debentures | Credit Spread
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities			0.1219